Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(€ thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2020
Allowance for expected credit losses	€74	€656	€(382)	€348
2021
Allowance for expected credit losses	348	330	(20)	658
2022
Allowance for expected credit losses	658	227	(467)	418